REVENUES	3 Months Ended
Mar. 31, 2022
Revenue from Contract with Customer [Abstract]
REVENUES

3.	REVENUES

The Company’s main types of revenue contracts consists of the following, which are disaggregated from the condensed consolidated statements of operations.

Animation Revenue

Animation revenue is primarily generated from contracts with customers for preproduction and production services related to the development of animated movies and television series. Preproduction activities include producing storyboards, location design, model and props design, background color and color styling. Production focuses on library creation, digital asset management, background layout scene assembly, posing, animation and aftereffects. The Company provides services under fixed-price contracts. Under fixed-price contracts, the Company agrees to perform the specified work for a pre-determined price. To the extent actual costs vary from estimated costs, the Company’s profit may increase, decrease, or result in a loss.

Web Filtering Revenue

Web filtering revenue from subscription sales is recognized on a pro-rata basis over the subscription period. Typically, a subscriber purchases computer hardware and a software and support service license for a period of use between one year to five years. The subscriber is billed in full at the time of the sale. The Company immediately recognizes revenue attributable to the computer hardware as it is non-refundable and control passes to the customer. The advanced billing component for software and service is initially recorded as deferred revenue and subsequently recognized as revenue on a straight-line basis over the subscription period.

Produced and Licensed Content Revenue

Produced and licensed content revenues are generated from the licensing of internally-produced films and television programs.

Licensed internally-produced films and television programming, each individual film or episode delivered represents a separate performance obligation and revenues are recognized when the episode is made available to the licensee for exhibition. For license agreements containing multiple deliverables, revenues are allocated based on the relative standalone selling price of each film or episode of a television series, which is based on licenses for comparable films or series within the marketplace. Agreements to license programming are often long term, with collection terms ranging from one to five years.

The advanced billing component for licensed content is initially recorded as deferred revenue and subsequently recognized as revenue upon completion of the performance obligation in accordance with the terms of licensing agreement.

Publishing Revenue

Publishing revenues are recognized when merchandise is shipped or electronically delivered to the consumer. Consumer print books are generally sold with a right of return. The Company records a returns reserve and corresponding decrease in revenue at the time of sale based upon historical trends. For publishing revenues, payments are due shortly after shipment or electronic delivery.

Other Revenue

Other revenue corresponds to subscription and advertising revenue from the Grom Social website and mobile application.

All revenue recognized in the condensed consolidated statements of operations is considered to be revenue from contracts with customers. The following table depicts the disaggregated revenue listed above within the Sales caption in the condensed consolidated statements of operations:

	Three Months Ended March 31, 2022	Three Months Ended March 31, 2021
Animation	$1,048,613	$1,713,658
Web Filtering	182,244	161,241
Produced and Licensed Content	–	–
Publishing	268	385
Total Sales	$1,231,125	$1,875,284

The following table sets forth the components of the Company’s accounts receivable and advanced payments and deferred revenues at March 31, 2022, and December 31, 2021:

	March 31, 2022	December 31, 2021

Billed accounts receivable	$660,232	$822,536
Unbilled accounts receivable	147,477	187,751
Allowance for doubtful accounts	(40,962)	(41,708)
Total accounts receivable, net	$766,747	$968,579
Total advanced payments and deferred revenues	$396,155	$404,428

During the three months ended March 31, 2022, the Company had three customers that accounted for 65.9% of revenues and three customers that accounted for 61.7% of accounts receivable. During the year ended December 31, 2021, the Company had four customers that accounted for 69.1% of revenues and two customers that accounted for 61.3% of accounts receivable.

Animation revenue contracts vary with movie contracts typically allowing for progress billings over the contract term while other episodic development activities are typically billable upon delivery of the performance obligation for an episode. These episodic activities typically create unbilled contract assets between episode delivery dates while movies can create contract assets or liabilities based on the progress of activities versus the arranged billing schedule. Revenues from web filtering contracts are all billed in advance and therefore represent contract liabilities until fully recognized on a ratable basis over the contract life.